Other Assets	12 Months Ended
Dec. 31, 2011
Other Asset [Abstract]
OTHER ASSETS
10.	OTHER ASSETS

The following table provides selected information on other assets at December 31, 2011 and 2010:

(Dollars in thousands)	December 31,	December 31,
	2011	2010
Investments in affordable housing and other partnerships	$17,189	$20,378
Cash surrender value of life insurance	19,575	18,629
Prepaid assets	10,459	15,873
Net deferred tax assets	37,998	31,928
Other real estate	17,775	16,694
Accounts receivable—ACH	—	22,901
Accounts receivable—trading securities	—	31,127
Fixed assets held for sale	553	3,074
Mortgage servicing rights	647	219
All other assets	9,987	24,339

Total other assets	$114,183	$185,162

During the year ended December 31, 2011, the Company determined that five Bank branches would be consolidated into existing branch locations. As a result, there were two owned branches that were transferred to fixed assets held for sale at their fair market value, less costs to sell of $553 thousand, and a loss of $947 thousand was recorded as part of the restructuring charge in non-interest expense. During the year ended December 31, 2010, the Company determined that two properties located in Burlington, New Jersey would be vacated and sold. These properties were recorded at their fair market value, less costs to sell, which totaled $3.1 million, and a $1.6 million loss was recorded in “other non-interest expense” on the Company’s consolidated statement of operations for the year ended December 31, 2010. These two locations were sold and a gain of $261 thousand was recorded in other non-interest expense on the Statement of Operations for the year ended December 31, 2011.

The Company follows the authoritative guidance under ASC 860-50—Servicing Assets and Liabilities to account for its MSRs. Effective January 1, 2011, the Company elected the fair value measurement method to value its existing mortgage servicing assets at fair value in accordance with ASC 860-50. Under the fair value measurement method, the Company measures its MSRs at fair value at each reporting date and reports changes in the fair value of its MSRs in earnings in the period in which the changes occur. See Note 22 to these consolidated financial statements.